EARNINGS (LOSS) PER SHARE (EPS)	12 Months Ended
Dec. 31, 2018
EARNINGS (LOSS) PER SHARE (EPS)
EARNINGS (LOSS) PER SHARE (EPS)

NOTE 12 — EARNINGS (LOSS) PER SHARE (EPS)

	2018	2017	2016
Year ended 31 December	US$’000	US$’000	US$’000
Loss for periods used to calculate basic and diluted EPS	(28,139)	(22,435)	(45,694)

	Number	Number	Number
	of shares	of shares	of shares
a) -Weighted average number of ordinary shares outstanding during the period used in calculation of basic EPS (1)	523,652,216	125,133,866	87,058,290
b) -Incremental shares related to options and restricted share units (2)	—	—	—
c) -Weighted average number of ordinary shares outstanding during the period used in calculation of diluted EPS	523,652,216	125,133,866	87,058,290
(1)	All share numbers have been retroactively adjusted for the 2018, 2017 and 2016 periods to reflect the Company’s one-for-ten share consolidation in December 2018, as described in Note 28.
(2)

Incremental shares related to restricted share units were excluded from 31 December 2018 and 2017 weighted average number of ordinary shares outstanding during the period used in calculation of diluted EPS as the outstanding shares would be anti-dilutive to the loss per share calculation for the period then ended.